8. Related Party Transactions (Details Narrative) (September 2019) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from / to related party		$ 25,000	$ (91,791)
Due to officer/shareholder	$ 175,266	137,816	77,640
Stock compensation	200,000	72,462
Thompson [Member]
Due to officer/shareholder	137,816	77,640
Accrued salaries	$ 477,500	317,500	117,500
Stock issued, shares issued	125,000,000
Chief Operating Officer [Member]
Accrued salaries	$ 192,000	107,000	70,000
Chief Executive Officer [Member]
Accrued salaries	$ 467,500	$ 322,500	$ 122,500
Stock issued, shares issued	125,000,000